Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total		Share Capital	Contributed Surplus	Accumulated Unrealized Loss on Employee Benefit Plans	Accumulated Cash Flow Hedge Gain (Loss)	Accumulated Foreign Currency Translation Differences & Net Investment Hedge	Accumulated Unrealized Loss on Investment in Equity Securities	Retained Earnings
Balance at Dec. 31, 2018	[1]	$ 1,155,882		$ 697,232	$ 19,082	$ (401)	$ 7,881	$ (203,150)	$ (4,359)	$ 639,597
Adjustment on initial application of IFRS 16		(18,880)								(18,880)
Net income for the year		233,677	[1]							233,677
Other comprehensive income (loss) for the year, net of tax		22,014	[1]			32	(7,394)	29,634	970	(1,228)
Realized loss on equity securities, net of tax		4,360							3,389	(3,389)
Total comprehensive income (loss) for the year		255,691				32	(7,394)	29,634	$ 4,359	229,060
Share-based payment transactions		6,227			6,227
Stock options exercised		16,347		20,580	(4,233)
Dividends to owners of the Company		(61,631)								(61,631)
Repurchase of own shares		(192,456)		(39,621)						(152,835)
Net settlement of restricted share units		(1,888)		724	(1,527)					(1,085)
Total transactions with owners, recorded directly in equity		(233,401)		(18,317)	467					(215,551)
Balance at Dec. 31, 2019	[1]	1,159,292		678,915	19,549	(369)	487	(173,516)		634,226
Net income for the year		275,675								275,675
Other comprehensive income (loss) for the year, net of tax		17,052				(10)	(487)	19,172		(1,623)
Total comprehensive income (loss) for the year		292,727				(10)	$ (487)	19,172		274,052
Share-based payment transactions		7,046			7,046
Stock options exercised		21,361		25,915	(4,554)
Issuance of shares, net of expenses		425,350		425,350
Dividends to owners of the Company		(72,735)								(72,735)
Repurchase of own shares		(38,021)		(12,025)						(25,996)
Net settlement of restricted share units		(4,843)		1,894	(2,258)					(4,479)
Total transactions with owners, recorded directly in equity		338,158		441,134	234					(103,210)
Balance at Dec. 31, 2020		$ 1,790,177		$ 1,120,049	$ 19,783	$ (379)		$ (154,344)		$ 805,068

[1]	Recasted for change in presentation currency (see note 2c))